Share-based payment arrangements - Measurement of fair values (Details 1)	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 R$ / shares	Dec. 31, 2023 $ / shares
Share-based compensation
Expected life (weighted-average)	2 years 8 months 12 days	2 years 8 months 12 days	3 years 7 months 6 days
Top of range
Share-based compensation
Exercise price (weighted average)	$ 4.1		$ 4.1
Bottom of range
Share-based compensation
Exercise price (weighted average)	$ 1.83		1.83
Incentive stock options (ISO)
Share-based compensation
Exercise price (weighted average)			$ 6.3
Expected life (weighted-average)	4 years	4 years	5 years
Incentive stock options (ISO) | Top of range
Share-based compensation
Exercise price (weighted average)	$ 6.3
Incentive stock options (ISO) | Bottom of range
Share-based compensation
Exercise price (weighted average)	$ 3.95
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2020 | Program, 1
Share-based compensation
Fair value at grant date | R$ / shares		R$ 0.09
Share price at grant date | R$ / shares		4.14
Exercise price (weighted average) | R$ / shares		R$ 1.83
Expected volatility (weighted average)	27.73%	27.73%
Expected life (weighted-average)	6 years 9 months 18 days	6 years 9 months 18 days
Expected dividends %	5.05%	5.05%
Interest rate	5.31%	5.31%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2020 | Program, 2
Share-based compensation
Fair value at grant date | R$ / shares		R$ 0.09
Share price at grant date | R$ / shares		4.14
Exercise price (weighted average) | R$ / shares		R$ 1.83
Expected volatility (weighted average)	27.73%	27.73%
Expected life (weighted-average)	6 years 9 months 18 days	6 years 9 months 18 days
Expected dividends %	5.05%	5.05%
Interest rate	5.31%	5.31%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2021 | Program, 3
Share-based compensation
Fair value at grant date | R$ / shares		R$ 0.32
Share price at grant date | R$ / shares		3.81
Exercise price (weighted average) | R$ / shares		R$ 3.49
Expected volatility (weighted average)	27.73%	27.73%
Expected life (weighted-average)	5 years	5 years
Expected dividends %	5.05%	5.05%
Interest rate	5.31%	5.31%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2021 | Program, 4
Share-based compensation
Fair value at grant date | R$ / shares		R$ 0.33
Share price at grant date | R$ / shares		3.81
Exercise price (weighted average) | R$ / shares		R$ 3.49
Expected volatility (weighted average)	27.73%	27.73%
Expected life (weighted-average)	5 years	5 years
Expected dividends %	5.05%	5.05%
Interest rate	5.31%	5.31%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2022 | Program, 1
Share-based compensation
Share price at grant date	$ 5.57
Expected volatility (weighted average)	31.71%	31.71%
Expected life (weighted-average)	5 years	5 years
Interest rate	3.73%	3.73%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2022 | Program, 1 | Top of range
Share-based compensation
Fair value at grant date	$ 2.42
Exercise price (weighted average)	16.75
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2022 | Program, 1 | Bottom of range
Share-based compensation
Fair value at grant date	0.18
Exercise price (weighted average)	$ 4.1
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2023 | Program, 2
Share-based compensation
Expected volatility (weighted average)	32.69%	32.69%
Expected life (weighted-average)	4 years	4 years
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2023 | Program, 2 | Top of range
Share-based compensation
Fair value at grant date	$ 4
Share price at grant date	6.3
Exercise price (weighted average)	$ 5.81
Interest rate	4.69%	4.69%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2023 | Program, 2 | Bottom of range
Share-based compensation
Fair value at grant date	$ 1.4
Share price at grant date	4.79
Exercise price (weighted average)	$ 4.1
Interest rate	3.61%	3.61%
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 2024 | Program, 3
Share-based compensation
Fair value at grant date	$ 2.15
Share price at grant date	4.77
Exercise price (weighted average)	$ 3.95
Expected volatility (weighted average)	53.89%	53.89%
Expected life (weighted-average)	4 years	4 years
Interest rate	6.37%	6.37%
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2022 | Program, 1
Share-based compensation
Expected life (weighted-average)	6 years	6 years
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2022 | Program, 1 | Top of range
Share-based compensation
Fair value at grant date	$ 1.54
Share price at grant date	9.39
Exercise price (weighted average)	$ 16.75
Expected volatility (weighted average)	31.71%	31.71%
Interest rate	4.69%	4.69%
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2022 | Program, 1 | Bottom of range
Share-based compensation
Fair value at grant date	$ 0.44
Share price at grant date	6.3
Exercise price (weighted average)	$ 6.3
Expected volatility (weighted average)	27.44%	27.44%
Interest rate	3.83%	3.83%
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 2024 | Program, 2
Share-based compensation
Fair value at grant date	$ 2.42
Share price at grant date	4.77
Exercise price (weighted average)	$ 3.95
Expected volatility (weighted average)	53.98%	53.98%
Expected life (weighted-average)	4 years	4 years
Interest rate	6.72%	6.72%
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022 | Program, 1
Share-based compensation
Expected life (weighted-average)	4 years	4 years
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022 | Program, 1 | Top of range
Share-based compensation
Fair value at grant date	$ 9.39
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2022 | Program, 1 | Bottom of range
Share-based compensation
Fair value at grant date	8.29
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 2024 | Program, 2
Share-based compensation
Fair value at grant date	$ 4.77
Expected life (weighted-average)	3 years	3 years
Equity-settled share-based payment arrangement | Matching Shares [Member] | 2023 | Program, 1
Share-based compensation
Fair value at grant date	$ 5.04
Expected life (weighted-average)	2 years	2 years